Related parties - Summary of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 4,206	$ 4,234	$ 3,782
Pension costs	253	228	196
Share-based compensation expense	12,327	10,597	8,936
Total	$ 16,786	$ 15,059	$ 12,914